Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 29, 2022	Jul. 29, 2021 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Jul. 29, 2020 USD ($)	Jun. 26, 2018 $ / shares	Mar. 31, 2018 shares
Shareholders' equity
Ordinary shares, shares outstanding			121,551,075		121,551,075	121,551,075		121,551,075			120,824,742
Ordinary shares, shares issued			121,687,974		121,687,974	121,687,974		121,687,974			120,961,641
Dividend declared to the Company's shareholders (in shares)						726,333
The percentage of net income that Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer to surplus reserve			10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income			50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital			25.00%	25.00%
Aggregated transfers made to the statutory surplus reserves by Beijing Jiachenhong and Zhejiang Lukou			¥ 23,384	$ 3,569	¥ 20,068	¥ 15,841
Accumulated statutory surplus reserve			¥ 203,434		¥ 180,050			$ 31,050
Purchase of Treasury Stock, shares							7,450,914
Purchase of Treasury Stock | ¥							¥ 131,302
Sale of treasury shares, shares							7,314,015
Treasury stock, shares			136,899		136,899			136,899
Share repurchase program, amount | $		$ 20,000							$ 20,000
Share repurchase program, period	12 months	12 months
Dividend declared (in dollars per share) | $ / shares										$ 0.08
Cash dividend paid | ¥						¥ 18,173